CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/ INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 144,459,946	$ 19,790,932	¥ 123,851,332	¥ 45,286,816
Cost of sales:
Total cost of sales	(114,803,808)	(15,728,058)	(96,354,581)	(36,496,360)
Gross profit	29,656,138	4,062,874	27,496,751	8,790,456
Operating expenses:
Research and development	(11,071,358)	(1,516,770)	(10,586,129)	(6,780,032)
Selling, general and administrative	(12,229,323)	(1,675,410)	(9,767,955)	(5,665,301)
Other operating income, net	663,657	90,921	264,210	0
Total operating expenses	(22,637,024)	(3,101,259)	(20,089,874)	(12,445,333)
(Loss)/Income from operations	7,019,114	961,615	7,406,877	(3,654,877)
Other (expense)/income
Interest expense	(187,755)	(25,722)	(86,251)	(106,340)
Interest income and investment income, net	1,819,964	249,334	2,082,948	976,229
Others, net	664,301	91,009	1,048,189	625,633
(Loss)/Income before income tax	9,315,624	1,276,236	10,451,763	(2,159,355)
Income tax benefit/(expense)	(1,270,374)	(174,041)	1,357,362	127,007
Net (loss)/income	8,045,250	1,102,195	11,809,125	(2,032,348)
Less: Net (loss)/income attributable to noncontrolling interests	12,900	1,767	104,992	(20,133)
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc.	¥ 8,032,350	$ 1,100,428	¥ 11,704,133	¥ (2,012,215)
Weighted average number of ordinary shares
Basic (in shares)	1,993,191,951	1,993,191,951	1,967,863,759	1,941,230,998
Diluted (in shares)	2,129,273,430	2,129,273,430	2,115,376,392	1,941,230,998
Net (loss)/earnings per share attributable to ordinary shareholders
Basic earnings (in per share) | (per share)	¥ 4.03	$ 0.55	¥ 5.95	¥ (1.04)
Diluted earnings (in per share) | (per share)	¥ 3.79	$ 0.52	¥ 5.55	¥ (1.04)
Net (loss)/income	¥ 8,045,250	$ 1,102,195	¥ 11,809,125	¥ (2,032,348)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of tax	53,128	7,279	(30,766)	1,327,761
Total other comprehensive income/(loss)	53,128	7,279	(30,766)	1,327,761
Total comprehensive (loss)/income	8,098,378	1,109,474	11,778,359	(704,587)
Less: Net (loss)/income attributable to noncontrolling interests	12,900	1,767	104,992	(20,133)
Comprehensive (loss)/income attributable to ordinary shareholders of Li Auto Inc.	8,085,478	1,107,707	11,673,367	(684,454)
Motor vehicles
Revenues:
Total revenues	138,538,092	18,979,641	120,294,667	44,106,434
Cost of sales:
Total cost of sales	(111,121,036)	(15,223,520)	(94,482,347)	(35,688,343)
Other sales and services
Revenues:
Total revenues	5,921,854	811,291	3,556,665	1,180,382
Cost of sales:
Total cost of sales	¥ (3,682,772)	$ (504,538)	¥ (1,872,234)	¥ (808,017)